Investment Objectives and Goals - Defiance Daily 2X Space ETF	Jun. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY 2X SPACE ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed portfolio of one or more space securities (described below) for a single day (the portfolio of equity securities is referred to as the “Target Portfolio”).